Fair value measurement	12 Months Ended
Dec. 31, 2015
Fair value measurement
Fair value measurement

3. Fair value measurement

The following table sets forth the fair value of our financial assets by level within the fair value hierarchy. Our foreign currency forward contracts are classified within Level II because of the use of observable inputs for similar derivative instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active, and are directly or indirectly observable, and are classified as prepaid expenses and other current assets. The noncurrent asset comprising of our investment in ATL common stock is classified as Level II as we discounted the active market quoted price of the security to reflect our contractual restriction on selling the investment.

Because of their short term nature, the amounts reported in the balance sheet for cash and cash equivalents, and accounts payable approximate fair value.

Our financial assets are as follows (in thousands):

	As of December 31, 2014
	Level I	Level II	Level III	Total
Financial assets:
Foreign currency forward contracts	$—	$438	$—	$438
Total financial assets	$—	$438	$—	$438

	As of December 31, 2015
	Level I	Level II	Level III	Total
Financial assets:
Cash equivalents	$45,296	$—	$—	$45,296
Noncurrent asset	—	550	—	550
Total financial assets	$45,296	$550	$—	$45,846